Operating expenses - Additional Information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2020 EUR (€) numberOfEmployee	Dec. 31, 2019 EUR (€) numberOfEmployee	Dec. 31, 2018 EUR (€)
Analysis of income and expense [abstract]
Total short-term employee benefits expense	€ 25,469	€ 22,638	€ 19,121
Number of employees | numberOfEmployee	237	235
Raw materials and consumables used	€ 3,632	€ 3,208	3,819
Intellectual property expenses	€ 1,733	€ 1,585	€ 1,381